Decommissioning and Other Provisions - Decommissioning and Restoration - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash amount	$ 1,800
Increase through change in estimated cash flows	(52)	$ 41
Revisions in discount rates	64	35
Increase in PP&E	36	18
Reversal of impairment loss	27	$ 17
Heartland Generation | Gas
Disclosure of detailed information about borrowings [line items]
Other provisions	$ 47
Minimum
Disclosure of detailed information about borrowings [line items]
Discount rate changes	4.50%	5.30%
Maximum
Disclosure of detailed information about borrowings [line items]
Discount rate changes	7.30%	8.40%
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision		$ 35
Gas
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision		14
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 147	$ 147
Alberta Mine | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 193	194
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Increase through change in estimated cash flows	(71)	21
Revisions in discount rates	$ 63	35
Increase in PP&E		$ 7